Summary of Significant Accounting Policies - Financial Assets (Details)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies
Equity impairment indicator, decline in fair value (as percent)	20.00%
Impairment indicator, period of decline in fair value	9 months